PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / bbl $ / MMBTU project numberOfSites numberOfRefineries	Dec. 31, 2020 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets under construction	$ 37,006	$ 31,611
Carrying amount of rights and concessions in respect of proved and unproved properties	8,849	11,485
Pre-tax depreciation charge increment if no alternative reserve base was applied	1,184	1,012	$ 77
Contractual commitments for purchase and lease of property, plant and equipment	$ 5,984	5,699
Number of refineries, impaired | numberOfRefineries	2
Impairment losses on property, plant and equipment	$ 3,894	$ 26,676	$ 3,639
Number of sites held for sale | numberOfSites	1
Nominal post-tax discount rate	6.50%
Discount rate used in previous estimate of value in use	6.00%	6.00%	6.00%
Decrease in average long-term refining margins	30.00%
Exploration drilling costs capitalised	$ 727
Number of projects where drilling activities were underway | project	8
Projects awaiting development concepts	$ 1,635
Number of projects awaiting further development concepts | project	29
Bottom of range | Goodwill
Disclosure of detailed information about property, plant and equipment [Line Items]
Nominal pre-tax discount rate	7.00%
Top of range | Goodwill
Disclosure of detailed information about property, plant and equipment [Line Items]
Nominal pre-tax discount rate	11.00%
Integrated Gas and Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage decrease in commodity price assumptions	(10.00%)
Percentage increase in commodity price assumptions	10.00%
Integrated Gas and Upstream | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in commodity price assumptions	$ 12,000
Impairment reversal due to increase in commodity price assumptions	6,000
Integrated Gas and Upstream | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in commodity price assumptions	15,000
Impairment reversal due to increase in commodity price assumptions	$ 9,000
Oil Products
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage decrease in long-term refining margin assumptions	(10.00%)
Percentage increase in long-term refining margin assumptions	10.00%
Oil Products | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in long-term refining margin assumptions	$ 1,000
Oil Products | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in long-term refining margin assumptions	3,000
Impairment loss due to increase in long-term refining margin assumptions	2,000
Oil Products | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 1,357
Integrated Gas
Disclosure of detailed information about property, plant and equipment [Line Items]
Nominal pre-tax discount rate	5.00%
Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 97
Chemicals | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 180
Brent crude oil ($/b)
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after year 4 | $ / bbl	60	60
Henry Hub natural gas ($/MMBtu)
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after year 4 | $ / MMBTU	3.00	3.00
Exploration and production
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of asset for which an alternative reserves base was applied in the calculation of depreciation charge	$ 1,634	$ 1,707
Impairment losses on property, plant and equipment	1,533	20,155	$ 2,983
Exploration and production | Integrated Gas
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	600	11,539
Exploration and production | Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	373	8,629
Manufacturing, supply and distribution
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 2,340	6,490	$ 654
Manufacturing, supply and distribution | Oil Products
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment		$ 6,493